Summary Prospectus	April 30, 2014
Invesco Balanced-Risk Retirement Now Fund
Class: A (IANAX), AX (VIRAX), B (IANBX), C (IANCX), CX (VIRCX), R (IANRX), RX (VIRRX), Y (IANYX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2014, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section "Shareholder Account Information-Initial Sales Charges (Class A Shares Only)" on page A-3 of the prospectus and the section "Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares" on page I-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Management Fees	None	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%	None

Other Expenses	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60%

Acquired Fund Fees and Expenses	0.54	0.54	0.54	0.54	0.54	0.54	0.54	0.54

Total Annual Fund Operating Expenses	1.39	1.39	2.14	2.14	2.14	1.64	1.64	1.14

Fee Waiver and/or Expense Reimbursement[1]	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79	0.79	1.54	1.54	1.54	1.04	1.04	0.54

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund's average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2015. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$626	$910	$1,215	$2,078

Class AX	$626	$910	$1,215	$2,078

Class B	$657	$912	$1,294	$2,233

Class C	$257	$612	$1,094	$2,425

Class CX	$257	$612	$1,094	$2,425

Class R	$106	$459	$ 835	$1,893

Class RX	$106	$459	$ 835	$1,893

Class Y	$ 55	$303	$ 570	$1,332

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$626	$910	$1,215	$2,078

Class AX	$626	$910	$1,215	$2,078

Class B	$157	$612	$1,094	$2,233

Class C	$157	$612	$1,094	$2,425

Class CX	$157	$612	$1,094	$2,425

Class R	$106	$459	$ 835	$1,893

Class RX	$106	$459	$ 835	$1,893

Class Y	$ 55	$303	$ 570	$1,332

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2014 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Allocation Fund	60.00%

Liquid Assets Portfolio	20.00%

Premier Portfolio	20.00%

Total	100%
The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.
The following chart displays how Invesco Advisers, Inc. (Invesco or the Adviser) expects the asset allocation for the Invesco Balanced-Risk Retirement Funds to change as their target retirement dates approach. The Invesco Balanced-Risk Retirement Funds employ a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis. Investments in the affiliated money market funds will continue to increase and investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. Because the Fund is designed for investors who have already reached their target retirement date, the Fund's asset allocation is not expected to change. The actual asset allocations for the Fund may differ from those shown in the chart below.

The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in Invesco Balanced-Risk Allocation Fund, an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
Target Allocation from Retirement
At Retirement Date
Equities	24.36%

Commodities	14.37%

Fixed Income	49.13%

Cash Equivalents	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after your target retirement date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset
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allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund holds only long positions in derivatives. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills. The approach focuses on three concepts: valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term duration. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco
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Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7) of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as
defined by applicable regulations, and securities issued by other registered money market funds.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers manage liquidity, for instance, by trading in daily and weekly variable-rate demand notes.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7) of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.
Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers manage liquidity, for instance, by trading in daily and weekly variable-rate demand notes.
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The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit, time deposits and bankers acceptances. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund's performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of Invesco Balanced-Risk Allocation Fund, an underlying fund, from certain commodity-linked derivatives was treated as non-qualifying income, Invesco Balanced-Risk Allocation Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. Invesco Balanced-Risk Allocation Fund has received private letter rulings from the Internal Revenue Service confirming that income derived from its investments in the Subsidiary and a form of commodity-linked note constitutes qualifying income to Invesco Balanced-Risk Allocation Fund. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of Invesco Balanced-Risk Allocation Fund’s use of commodity-linked notes or the Subsidiary, it could limit Invesco Balanced-Risk Allocation Fund’s ability to pursue its investment strategy. In this event, Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or fund liquidation. Invesco Balanced-Risk Allocation Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund's investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund's investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund's risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because
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certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging market countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Equity Risk. Equity risk is the risk that the value of securities held by an underlying fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by an underlying fund participate or factors relating to specific companies in which an underlying fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by an underlying fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by an underlying fund. In addition, securities of an issuer in the underlying fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the underlying fund may invest are leveraged. The more the underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund's significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds' portfolio managers may not produce the desired results. Because an underlying fund's investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund's net asset value. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund's net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed and possibly negatively impact its return.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund's ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax
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laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S.Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund's ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund's net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the "Benchmark Descriptions" section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2014): 0.90%
Best Quarter (ended September 30, 2009): 9.78%
Worst Quarter (ended December 31, 2008): -8.89%
Average Annual Total Returns (for the periods ended December 31, 2013)
	1 Year	5 Years	Since Inception
Class A shares: Inception (1/31/2007)
Return Before Taxes	-4.27%	5.91%	1.89%
Return After Taxes on Distributions	-5.36	4.66	0.46
Return After Taxes on Distributions and Sale of Fund Shares	-2.25	4.20	0.97

Class AX shares[1]: Inception (6/1/2010)	-4.27	5.89	1.88

Class B shares: Inception (1/31/2007)	-4.32	5.97	1.95

Class C shares: Inception (1/31/2007)	-0.41	6.32	1.95

Class CX shares[2]: Inception (6/1/2010)	-0.41	6.29	1.94

Class R shares: Inception (1/31/2007)	1.13	6.87	2.48

Class RX shares[2]: Inception (6/1/2010)	1.03	6.81	2.45

Class Y shares[1]: Inception (10/3/2008)	1.51	7.38	2.92

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	5.98

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	17.58	12.71	5.96

Custom Balanced-Risk Retirement Now Index (reflects no deduction for fees, expenses or taxes)	8.52	7.34	3.86

Lipper Mixed-Asset Target Today Funds Index	4.93	8.73	4.32

1	Class AX shares' and Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
2	Class CX shares' and Class RX shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class CX shares and Class RX shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
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There are no minimum investments for Class R and RX shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, AX, C, CX and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
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Summary Prospectus	April 30, 2014
Invesco Balanced-Risk Retirement Now Fund
Class: R5 (IANIX), R6 (IANFX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2014, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	None	None

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.54%	0.45%

Acquired Fund Fees and Expenses	0.54	0.54

Total Annual Fund Operating Expenses	1.08	0.99

Fee Waiver and/or Expense Reimbursement[1]	0.54	0.45

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54	0.54

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2015. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$55	$290	$543	$1,269

Class R6	$55	$270	$503	$1,172

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2014 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Allocation Fund	60.00%

Liquid Assets Portfolio	20.00%

Premier Portfolio	20.00%

Total	100%
The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.
The following chart displays how Invesco Advisers, Inc. (Invesco or the Adviser) expects the asset allocation for the Invesco Balanced-Risk
1                                  Invesco Balanced-Risk Retirement Now Fund
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Retirement Funds to change as their target retirement dates approach. The Invesco Balanced-Risk Retirement Funds employ a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis. Investments in the affiliated money market funds will continue to increase and investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. Because the Fund is designed for investors who have already reached their target retirement date, the Fund's asset allocation is not expected to change. The actual asset allocations for the Fund may differ from those shown in the chart below.

The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in Invesco Balanced-Risk Allocation Fund, an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
Target Allocation from Retirement
At Retirement Date
Equities	24.36%

Commodities	14.37%

Fixed Income	49.13%

Cash Equivalents	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after your target retirement date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund holds only long positions in derivatives. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens
2                                  Invesco Balanced-Risk Retirement Now Fund
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the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills. The approach focuses on three concepts: valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term duration. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7) of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means
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Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Liquid Assets Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers manage liquidity, for instance, by trading in daily and weekly variable-rate demand notes.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7) of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.
Premier Portfolio invests from time to time in U.S. dollar-denominated foreign securities. Premier Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers manage liquidity, for instance, by trading in daily and weekly variable-rate demand notes.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit, time deposits and bankers acceptances. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund's performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of Invesco Balanced-Risk Allocation Fund, an underlying fund, from certain commodity-linked derivatives was treated as non-qualifying income, Invesco Balanced-Risk Allocation Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. Invesco Balanced-Risk Allocation Fund has received private letter rulings from the Internal Revenue Service confirming that income derived from its investments in the Subsidiary and a form of commodity-linked note constitutes qualifying income to Invesco Balanced-Risk Allocation Fund. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of Invesco Balanced-Risk Allocation Fund’s use of commodity-linked notes or the Subsidiary, it could limit Invesco Balanced-Risk Allocation Fund’s ability to pursue its investment strategy. In this event, Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or fund liquidation. Invesco Balanced-Risk Allocation Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund's investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to
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counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund's investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund's risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging market countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Equity Risk. Equity risk is the risk that the value of securities held by an underlying fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by an underlying fund participate or factors relating to specific companies in which an underlying fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by an underlying fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by an underlying fund. In addition, securities of an issuer in the underlying fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the underlying fund may invest are leveraged. The more the underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited
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recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund's significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds' portfolio managers may not produce the desired results. Because an underlying fund's investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund's net asset value. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund's net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, additional government regulation, including by the SEC, could impact the way the Fund is managed and possibly negatively impact its return.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund's ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S.Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund's ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund's net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the "Benchmark Descriptions" section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
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Annual Total Returns

Class R5 shares year-to-date (ended March 31, 2014): 0.89%
Best Quarter (ended September 30, 2009): 9.85%
Worst Quarter (ended December 31, 2008): -8.73%
Average Annual Total Returns (for the periods ended December 31, 2013)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (1/31/2007)
Return Before Taxes	1.63%	7.38%	2.99%
Return After Taxes on Distributions	0.43	6.06	1.47
Return After Taxes on Distributions and Sale of Fund Shares	1.10	5.34	1.79

Class R6 shares[1]: Inception (9/24/2012)	1.63	7.19	2.78

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39	17.94	5.98

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	17.58	12.71	5.96

Custom Balanced-Risk Retirement Now Index (reflects no deduction for fees, expenses or taxes)	8.52	7.34	3.86

Lipper Mixed-Asset Target Today Funds Index	4.93	8.73	4.32

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
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